Stockholders' Equity - Outstanding Common Stock Warrants (Details 1) (Warrants, USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, total warrants outstanding and exercisable	$ 2,737,120	$ 980,720
Outstanding common stock warrants total exercise price	3,513,927	1,874,620
Outstanding common stock warrants weighted average exercise price	1.28	1.91
Senior Subordinated Notes Strike Price 3.62
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2009 December	2009 December
Outstanding common stock warrants expiration date	2014 December	2014 December
Outstanding common stock warrants strike price	$ 3.62	$ 3.62
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260	138,260
Outstanding common stock warrants total exercise price	500,000	500,000
Senior Subordinated Notes Strike Price 4.34
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2009 December	2009 December
Outstanding common stock warrants expiration date	2014 December	2014 December
Outstanding common stock warrants strike price	$ 4.34	$ 4.34
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260	138,260
Outstanding common stock warrants total exercise price	600,000	600,000
Placement Agent Preferred Stock Class D
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2012 December	2012 December
Outstanding common stock warrants expiration date	2017 December	2017 December
Outstanding common stock warrants strike price	$ 1.10	$ 1.10
Outstanding common stock warrants, total warrants outstanding and exercisable	704,200	704,200
Outstanding common stock warrants total exercise price	774,620	774,620
Common Stock Investor Warrants One
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2013 August
Outstanding common stock warrants expiration date	2018 August
Outstanding common stock warrants strike price	$ 1.00
Outstanding common stock warrants, total warrants outstanding and exercisable	1,297,000
Outstanding common stock warrants total exercise price	1,297,000
Common Stock Investor Warrants Two
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2013 August
Outstanding common stock warrants expiration date	2018 August
Outstanding common stock warrants strike price	$ 1.00
Outstanding common stock warrants, total warrants outstanding and exercisable	166,667
Outstanding common stock warrants total exercise price	166,667
Placement Agent Warrants - Common Stock
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	2013 August
Outstanding common stock warrants expiration date	2018 August
Outstanding common stock warrants strike price	$ 0.60
Outstanding common stock warrants, total warrants outstanding and exercisable	292,733
Outstanding common stock warrants total exercise price	$ 175,640